Provisions for Sundry Creditors	6 Months Ended
Jun. 30, 2022
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Provisions for Sundry Creditors
NOTE 17. PROVISIONS FOR SUNDRY CREDITORS
As of June 30, 2022 and December 31, 2021, the provisions for sundry creditors and others is as follows:

	June 30, 2022		December 31, 2021
Provision for plugging of wells (see Note 13-C)	Ps .	69,821,593	70,144,756
Provision for trails in process (see Note 19)		12,324,477	11,114,006
Provision for environmental costs		13,291,058	11,138,904

	Ps.	95,437,128	92,397,666